Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Jun. 30, 2025
Schedule of Stock Option Activity [Line Items]
Number of Options, Beginning balance	1,570,675		1,068,446		1,068,446
Weighted Average Exercise Price, Beginning balance	$ 5.33		$ 2.41		$ 2.41
Aggregate Intrinsic Value, Beginning balance	$ 17,410	[1]	$ 1,258	[2]	$ 1,258	[2]
Number of Options, Granted	157,906		12,000
Weighted Average Exercise Price, Granted	$ 20.25		$ 3.13
Number of Options, Exercised	(22,187)
Weighted Average Exercise Price, Exercised	$ 2.74
Number of Options, Canceled	(2,117)		(23,959)
Weighted Average Exercise Price, Canceled	$ 7.8		$ 2.39
Number of Options, Ending balance	1,704,277		1,056,487		1,570,675
Weighted Average Exercise Price, Ending balance	$ 6.74		$ 2.42		$ 5.33
Aggregate Intrinsic Value, Ending balance	$ 16,678	[1]	$ 795	[2]	$ 17,410	[1]
Number of Options, Exercisable	960,897		740,480
Weighted Average Exercise Price, Exercisable	$ 4.14		$ 2.35
Aggregate Intrinsic Value, Exercisable	$ 11,503	[1]	$ 613	[2]

[1]	Represents the excess of the fair value on the last day of the period (which was $16.10 as of September 30, 2025) over the exercise price, multiplied by the number of options.
[2]	Represents the excess of the fair value on the last day of the period (which was $3.17 as of September 30, 2024) over the exercise price, multiplied by the number of options.